Risk management (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Statement of financial risk management [Line Items]
Deposits from customers	$ 2,928,844	$ 2,802,852
Deposits From Customers To Total Deposits Percentage	16.00%	8.00%
Financial assets held for managing liquidity risk	$ 619	$ 1,008
Liquid Assets To Total Deposits Percentage	21.00%	36.00%
Financial assets held for managing liquidity risk deposited in bank	$ 609,000	$ 591,000
Financial assets held for managing liquidity risk Percentage deposited in bank	98.00%	59.00%
Description of compliance of liquidity guidelines	According to the Bank's liquidity guidelines, it is established that a minimum level of 1.0 of LCR and NSFR must be met.
Loans and advances to customers	$ 6,369	$ 19,387
Bottom of range [member]
Statement of financial risk management [Line Items]
Level of liquidity index	1.25	0.94
Top of range [member]
Statement of financial risk management [Line Items]
Level of liquidity index	1.53	2.60
Weighted Average [Member]
Statement of financial risk management [Line Items]
Level of liquidity index	1.42	1.15
Short Term [Member]
Statement of financial risk management [Line Items]
Loans and advances to customers,maruity term	203 days	184 days
Loans and advances to customers,remaining maruity term	112 days	89 days
Loans and advances to customers	$ 3,746,000	$ 3,577,000
Medium Term [Member]
Statement of financial risk management [Line Items]
Loans and advances to customers,maruity term	4 years	45 months
Loans and advances to customers,remaining maruity term	655 days	588 days
Loans and advances to customers	$ 1,872,000	$ 2,552,000
Investment Securities [Member] | Medium Term [Member]
Statement of financial risk management [Line Items]
Loans and advances to customers	86,000	105,000
Loans Portfolio [Member] | Medium Term [Member]
Statement of financial risk management [Line Items]
Loans and advances to customers	1,786,000	2,447,000
Demand and Call Deposits [Member]
Statement of financial risk management [Line Items]
Deposits from customers	$ 478,000	$ 227,000